Principal Accountant Fees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets by Region
Audit fees	€ 16	€ 14	€ 13
Audit-related fees	8	7	1
Tax fees	0	0	0
All other fees	0	0	0
Total	24	20	14
Domestic countries | BDO AG [member]
Non-Current Assets by Region
Audit fees	10	8	8
Audit-related fees	1	1	0
Tax fees	0	0	0
All other fees	0	0	0
Total	11	9	8
Foreign countries | BDO AG [member]
Non-Current Assets by Region
Audit fees	6	6	5
Audit-related fees	7	6	1
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 13	€ 11	€ 6